SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)(C)(D)	219	$—*

Casinos & Gaming – 3.3%
New Cotai Participation Corp., Class B(A)(C)(D)(E)	20,316	99,376
Studio City International Holdings Ltd. ADR(A)	2,268	26,920
Studio City International Holdings Ltd. ADR(A)(E)	934	11,090
		137,386

Education Services – 1.8%
Laureate Education, Inc., Class A(A)	5,108	74,372

Total Consumer Discretionary - 5.1%		211,758

Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(D)(E)	130	—*

Food Distributors – 0.0%
ASG Warrant Corp.(A)(C)(D)(E)	20	—*

Total Consumer Staples - 0.0%		—*

Energy

Coal & Consumable Fuels – 0.4%
Foresight Energy L.P.(A)(C)(D)(E)	1,117	18,459

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc(A)(B)(D)	164	6,738
Vantage Drilling Co., Units(A)	5	14
		6,752

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC(A)(B)(C)(D)(E)	18	733
McDermott International, Inc.(A)(D)(F)	128	—*
McDermott International, Inc.(A)	2,442	1,978
		2,711

Oil & Gas Exploration & Production – 0.2%
Bellatrix Exploration Ltd.(A)(B)(C)(D)(F)	2,856	—*
California Resources Corp.(A)	228	5,373
EP Energy Corp.(A)(E)	127	4,460
Sabine Oil & Gas Corp.(A)(D)(E)	5	75
		9,908

Total Energy - 0.9%		37,830

Financials

Specialized Finance – 0.1%
Maritime Finance Co. Ltd.(A)(C)(D)(E)	1,750	5,239

Total Financials - 0.1%		5,239

Health Care

Pharmaceuticals – 0.0%
Advanz Pharma Corp.(A)(B)	297	1,309

Total Health Care - 0.0%		1,309

Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(C)(D)(E)	19,683	118

Total Industrials - 0.0%		118

Materials

Diversified Metals & Mining – 0.0%
Westmoreland Coal Co.(A)	212	742

Total Materials - 0.0%		742

TOTAL COMMON STOCKS – 6.1%		$256,996
(Cost: $444,786)

PREFERRED STOCKS

Energy

Oil & Gas Exploration & Production – 1.3%
Targa Resources Corp., 9.500%(A)(E)	47	50,621

Total Energy - 1.3%		50,621

TOTAL PREFERRED STOCKS – 1.3%		$50,621
(Cost: $52,454)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 12-31-40(H)	40	161

TOTAL WARRANTS – 0.0%		$161
(Cost: $3,503)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Advertising – 0.7%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(G)	$27,729	29,323

Broadcasting – 1.5%
Clear Channel International B.V., 6.625%, 8-1-25(G)	2,812	2,966
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(G)	30,428	30,732
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24	22,859	23,145
		56,843

Cable & Satellite – 5.4%
Altice France Holding S.A.:
10.500%, 5-15-27(G)	57,037	64,024
6.000%, 2-15-28(G)	33,946	34,378
Altice France S.A.:
7.375%, 5-1-26(G)	7,444	7,835
8.125%, 2-1-27(G)	35,428	39,059
CSC Holdings LLC, 5.750%, 1-15-30(G)	7,623	8,357
DISH DBS Corp.:
5.875%, 11-15-24	11,208	11,752
7.750%, 7-1-26	17,979	20,127

7.375%, 7-1-28	3,751	3,995
Ligado Networks LLC (15.500% Cash or 15.500% PIK), 15.500%, 11-1-23(G)(I)	23,559	22,852
VTR Comunicaciones S.p.A., 5.125%, 1-15-28(G)	3,903	4,157
VTR Finance B.V., 6.375%, 7-15-28(G)	5,206	5,688
		222,224

Integrated Telecommunication Services – 5.4%
Cablevision Lightpath LLC, 5.625%, 9-15-28(G)	5,888	6,160
Consolidated Communications, Inc., 6.500%, 10-1-28(G)	11,218	12,003
Frontier Communications Corp.:
6.875%, 1-15-25(F)	33,503	16,249
11.000%, 9-15-25(F)	51,015	26,783
5.875%, 10-15-27(G)	18,513	20,017
6.750%, 5-1-29(G)	7,055	7,549
Northwest Fiber LLC, 10.750%, 6-1-28(G)	4,753	5,419
West Corp., 8.500%, 10-15-25(G)	92,721	89,673
Windstream Escrow LLC, 7.750%, 8-15-28(G)	37,156	37,416
		221,269

Interactive Media & Services – 0.2%
Cars.com, Inc., 6.375%, 11-1-28(G)	7,390	7,844

Publishing – 0.5%
MDC Partners, Inc., 6.500%, 5-1-24(G)	18,271	18,522

Wireless Telecommunication Service – 3.1%
Digicel Group Ltd., 8.750%, 5-25-24(G)	8,139	8,546
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(G)(I)	3,488	1,823
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(G)(I)	3,114	856
Digicel International Finance Ltd.:
8.750%, 5-25-24(G)	53,389	56,058
8.000%, 12-31-26(G)	3,010	2,517
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(G)(I)	3,997	4,057
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(I)	26,921	24,094
Digicel Ltd., 6.750%, 3-1-23(G)(J)	36,891	28,545
		126,496

Total Communication Services - 16.8%		682,521

Consumer Discretionary

Apparel Retail – 0.7%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.), 8.750%, 7-15-25(G)	13,126	14,586
L Brands, Inc.:
9.375%, 7-1-25(G)	3,365	4,139
6.625%, 10-1-30(G)	7,407	8,240
		26,965

Auto Parts & Equipment – 0.0%
Tenneco, Inc., 7.875%, 1-15-29(G)	738	829

Automotive Retail – 1.0%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	12,173	12,690
4.750%, 3-1-30	12,624	13,539
Ken Garff Automotive LLC, 4.875%, 9-15-28(G)	3,703	3,851
Lithia Motors, Inc., 4.375%, 1-15-31(G)	5,922	6,351
Sonic Automotive, Inc., 6.125%, 3-15-27	6,881	7,251
		43,682

Casinos & Gaming – 3.6%
Boyd Gaming Corp., 4.750%, 12-1-27	11,367	11,807
Colt Merger Sub, Inc.:
6.250%, 7-1-25(G)	15,005	15,980
8.125%, 7-1-27(G)	23,479	25,992
Everi Payments, Inc., 7.500%, 12-15-25(G)	20,078	20,831
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(G)	16,434	15,448
Golden Nugget, Inc., 6.750%, 10-15-24(G)	32,507	32,274
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
7.000%, 5-15-28(G)	1,513	1,627
7.250%, 11-15-29(G)	1,513	1,660
Wynn Macau Ltd.:
4.875%, 10-1-24(G)	5,405	5,475
5.500%, 10-1-27(G)	13,880	14,398
		145,492

Department Stores – 0.5%
Nordstrom, Inc.:
4.375%, 4-1-30	10,547	10,383
5.000%, 1-15-44	9,963	9,317
		19,700

Hotels, Resorts & Cruise Lines – 1.7%
Boyne USA, Inc., 7.250%, 5-1-25(G)	7,875	8,259
Carnival Corp.:
11.500%, 4-1-23(G)	8,513	9,844
10.500%, 2-1-26(G)	1,673	1,949
7.625%, 3-1-26(G)	3,688	4,018
9.875%, 8-1-27(G)	7,429	8,543
NCL Corp. Ltd.:
12.250%, 5-15-24(G)	13,680	16,416
10.250%, 2-1-26(G)	8,932	10,450
5.875%, 3-15-26(G)	3,694	3,893
POWDR Corp., 6.000%, 8-1-25(G)	3,719	3,914
		67,286

Internet & Direct Marketing Retail – 1.0%
Arches Buyer, Inc.:
4.250%, 6-1-28(G)	22,142	22,424
6.125%, 12-1-28(G)	19,607	20,248
		42,672

Leisure Facilities – 0.9%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC:
5.375%, 4-15-27	14,238	14,558
6.500%, 10-1-28(G)	5,923	6,423
Live Nation Entertainment, Inc., 4.750%, 10-15-27(G)	13,101	13,449
Six Flags Theme Parks, Inc., 7.000%, 7-1-25(G)	1,496	1,616
		36,046

Specialized Consumer Services – 0.5%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(G)	11,107	12,068
5.875%, 10-1-30(G)	9,256	10,471
		22,539

Specialty Stores – 4.6%
Academy Ltd., 6.000%, 11-15-27(G)	18,473	19,350
Guitar Center Escrow Issuer II, Inc., 8.500%, 1-15-26(G)(J)	739	769
Michaels Stores, Inc.:
8.000%, 7-15-27(G)(J)	19,263	20,708
4.750%, 10-1-27(G)	3,704	3,796
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(G)(I)	1,273	1,254
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps), 5.750%, 7-15-25(G)(K)	2,356	2,120
Staples, Inc.:
7.500%, 4-15-26(G)	93,592	97,735
10.750%, 4-15-27(G)	42,211	42,000
		187,732

Total Consumer Discretionary - 14.5%		592,943

Consumer Staples

Packaged Foods & Meats – 1.0%
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(G)	5,439	5,584
5.875%, 9-30-27(G)	19,457	21,103
Simmons Foods, Inc., 5.750%, 11-1-24(G)	11,740	11,989
		38,676

Total Consumer Staples - 1.0%		38,676

Energy

Oil & Gas Drilling – 0.4%
KCA Deutag UK Finance plc, 9.875%, 12-1-25	8,217	8,520
Offshore Drilling Holding S.A., 8.375%, 9-20-20(F)(G)(L)	64,569	7,749
		16,269

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(G)	11,591	5,158

Oil & Gas Exploration & Production – 3.6%
Ascent Resources Utica Holdings LLC and ARU Finance Corp., 8.250%, 12-31-28(G)	739	737
Bellatrix Exploration Ltd., 8.500%, 9-11-23(C)(F)	6,693	—*
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(C)(F)(I)	7,293	—*

Continental Resources, Inc., 5.750%, 1-15-31(G)	7,388	8,201
Crownrock L.P., 5.625%, 10-15-25(G)	41,592	42,424
Endeavor Energy Resources L.P., 5.500%, 1-30-26(G)	15,582	15,989
Endeavor Energy Resources L.P. and EER Finance, Inc., 6.625%, 7-15-25(G)	3,958	4,235
Laredo Petroleum, Inc.:
9.500%, 1-15-25	22,631	19,689
10.125%, 1-15-28	15,088	12,825
QEP Resources, Inc., 5.625%, 3-1-26	1,152	1,263
Seven Generations Energy Ltd.:
6.750%, 5-1-23(G)	28,902	29,227
5.375%, 9-30-25(G)	11,912	12,121
		146,711

Oil & Gas Refining & Marketing – 2.1%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.), 6.125%, 10-1-24	8,071	4,641
Comstock Escrow Corp., 9.750%, 8-15-26	53,497	57,376
CVR Energy, Inc., 5.250%, 2-15-25(G)	7,113	6,864
PBF Holding Co. LLC:
9.250%, 5-15-25(G)	14,382	14,104
6.000%, 2-15-28	7,548	4,312
		87,297

Oil & Gas Storage & Transportation – 0.4%
Crestwood Midstream Partners L.P. and Crestwood Midstream Finance Corp., 6.250%, 4-1-23	7,436	7,455
Rattler Midstream L.P., 5.625%, 7-15-25(G)	7,438	7,856
		15,311

Total Energ - 6.6%		270,746

Financials

Consumer Finance – 0.5%
Alliance Data Systems Corp., 4.750%, 12-15-24(G)	20,213	20,415

Financial Exchanges & Data – 0.7%
Refinitiv U.S. Holdings, Inc., 8.250%, 11-15-26(G)	25,546	27,877

Insurance Brokers – 3.1%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(G)(J)	31,782	33,927
NFP Corp., 6.875%, 8-15-28(G)	85,565	91,356
		125,283

Investment Banking & Brokerage – 0.5%
INTL FCStone, Inc., 8.625%, 6-15-25(G)	18,625	20,255

Property & Casualty Insurance – 0.9%
Amwins Group, Inc., 7.750%, 7-1-26(G)	16,398	17,610
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(G)(I)	18,483	19,731
		37,341

Specialized Finance – 1.9%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(G)	30,481	33,682
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(G)	41,630	43,711
		77,393

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(G)	29,262	29,994

Total Financials - 8.3%		338,558

Health Care

Health Care Facilities – 2.1%
Providence Service Corp. (The), 5.875%, 11-15-25(G)	11,100	11,738
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(G)	31,191	34,388
Surgery Center Holdings, Inc., 10.000%, 4-15-27(G)	37,638	41,590
		87,716

Health Care Services – 0.7%
Heartland Dental LLC, 8.500%, 5-1-26(G)	28,417	29,340

Health Care Technology – 0.6%
Verscend Holding Corp., 9.750%, 8-15-26(G)	23,893	25,894

Pharmaceuticals – 2.2%
Advanz Pharma Corp., 8.000%, 9-6-24	2,610	2,603
Bausch Health Cos., Inc.:
9.250%, 4-1-26(G)	11,342	12,646
8.500%, 1-31-27(G)	29,724	33,058
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(G)	18,473	19,858
Par Pharmaceutical, Inc., 7.500%, 4-1-27(G)	16,977	18,420
		86,585

Total Health Care - 5.6%		229,535

Industrials

Aerospace & Defense – 4.7%
TransDigm UK Holdings plc, 6.875%, 5-15-26	13,157	13,901
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 5-15-25	7,918	8,136
6.375%, 6-15-26	13,934	14,422
7.500%, 3-15-27	15,351	16,387
5.500%, 11-15-27	37,552	39,478
Wolverine Escrow LLC:
8.500%, 11-15-24(G)	41,229	39,334
9.000%, 11-15-26(G)	60,140	56,925
13.125%, 11-15-27(G)	4,540	3,655
		192,238

Building Products – 0.1%
CP Atlas Buyer, Inc., 7.000%, 12-1-28(G)	3,764	3,905

Diversified Support Services – 0.4%
Ahern Rentals, Inc., 7.375%, 5-15-23(G)	25,226	18,415

Security & Alarm Services – 0.6%
APX Group, Inc. (GTD by APX Group Holdings, Inc.), 7.625%, 9-1-23(J)	10,650	11,049
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(G)	11,319	12,152
		23,201

Total Industrials - 5.8%		237,759

Information Technology

Application Software – 1.1%
J2 Global, Inc., 4.625%, 10-15-30(G)	4,444	4,688
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26(G)	11,011	11,479
7.000%, 12-31-27(G)	27,283	28,566
		44,733

Electronic Equipment & Instruments – 0.6%
NCR Corp.:
5.750%, 9-1-27(G)	4,162	4,422
5.000%, 10-1-28(G)	11,115	11,726
6.125%, 9-1-29(G)	5,323	5,895
5.250%, 10-1-30(G)	3,706	3,975
		26,018

IT Consulting & Other Services – 0.2%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(G)	3,740	4,450
7.375%, 9-1-25(G)	1,481	1,607
		6,057

Technology Hardware, Storage & Peripherals – 0.2%
Brightstar Escrow Corp., 9.750%, 10-15-25(G)	10,168	10,867

Total Information Technology - 2.1%		87,675

Materials

Aluminum – 0.1%
Constellium SE, 5.625%, 6-15-28(G)	5,000	5,387

Commodity Chemicals – 0.8%
NOVA Chemicals Corp.:
4.875%, 6-1-24(G)	19,673	20,485
5.250%, 6-1-27(G)	10,218	10,887
		31,372

Construction Materials – 1.0%
Hillman Group, Inc. (The), 6.375%, 7-15-22(G)	39,996	39,696

Metal & Glass Containers – 0.4%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(G)(I)	11,358	12,125
HudBay Minerals, Inc., 7.625%, 1-15-25(G)	4,887	5,076
		17,201

Total Materials - 2.3%		93,656

Real Estate

Real Estate Operating Companies – 0.0%
Service Properties Trust, 5.500%, 12-15-27	1,476	1,613

Total Real Estate - 0.0%		1,613

TOTAL CORPORATE DEBT SECURITIES – 63.0%		$2,573,682
(Cost: $2,573,548)

LOANS(K)

Communication Services

Advertising – 0.7%
Advantage Sales & Marketing, Inc., 0.000%, 10-28-27(M)	27,826	27,699

Broadcasting – 0.8%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.714%, 8-21-26	36,058	34,641

Integrated Telecommunication Services – 3.2%
Consolidated Communications, Inc. (ICE LIBOR plus 475 bps), 5.750%, 10-2-27	14,775	14,822
Northwest Fiber LLC (ICE LIBOR plus 550 bps), 5.653%, 5-1-27	36,245	36,301
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	68,978	66,679
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	14,361	14,020
		131,822

Publishing – 0.3%
Recorded Books, Inc. (ICE LIBOR plus 425 bps), 4.395%, 8-31-25	13,494	13,399

Wireless Telecommunication Service – 0.3%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.510%, 5-27-24	15,271	13,928

Total Communication Services - 5.3%		221,489

Consumer Discretionary

Apparel Retail – 0.7%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 8.000%, 11-28-22	23,562	17,593
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(C)(F)	26,117	11,424
		29,017

Automotive Retail – 0.1%
Midas Intermediate Holdco II LLC, 0.000%, 12-22-25(M)	2,955	2,992

Casinos & Gaming – 0.1%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(I)	5,496	5,550

Internet & Direct Marketing Retail – 0.5%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps), 7.500%, 11-8-27	9,251	9,235
CNT Holdings I Corp. (ICE LIBOR plus 675 bps), 7.500%, 11-6-28(D)	9,822	9,969
		19,204

Leisure Facilities – 0.7%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.254%, 12-30-26	24,277	22,650

United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(D)	5,116	5,104
		27,754

Restaurants – 0.2%
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.500%, 4-18-25(F)	22,640	1,358
Zaxby’s Operating Co. L.P. (1-Month ICE LIBOR plus 650 bps), 7.250%, 12-9-28(D)	6,278	6,341
		7,699

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps), 6.647%, 8-4-25	10,959	11,028

Specialty Stores – 3.1%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps):
0.000%, 10-16-23(M)	11,292	10,845
6.000%, 10-16-23	29,051	27,901
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 10.250%, 5-21-24	24,512	22,255
Party City Holdings, Inc., 0.000%, 8-19-22(M)	760	702
Party City Holdings, Inc. (ICE LIBOR plus 250 bps), 3.250%, 8-19-22	28,428	26,234
Staples, Inc. (ICE LIBOR plus 500 bps), 5.214%, 4-12-26	33,899	32,770
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps), 8.000%, 12-16-28	2,674	2,681
Woof Holdings LLC (ICE LIBOR plus 375 bps), 4.500%, 12-16-27	4,324	4,315
		127,703

Textiles – 0.6%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 4.397%, 6-15-25	24,835	24,597

Total Consumer Discretionary - 6.3%		255,544

Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27	9,371	10,769
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22	2,448	2,203
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(D)(I)	16,077	6,431
		19,403

Oil & Gas Equipment & Services – 0.3%
Larchmont Resources LLC (8.000% Cash or 8.000% PIK), 11.000%, 8-9-21(C)(D)(I)	14,176	5,670
McDermott Technology Americas, Inc. (ICE LIBOR plus 400 bps), 1.146%, 6-30-25	5,564	3,603

McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps), 0.000%, 5-10-25(F)(M)	16,196	2,670
		11,943

Oil & Gas Storage & Transportation – 0.5%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.260%, 3-1-26	34,314	23,634

Total Energy - 1.3%		54,980

Financials

Asset Management & Custody Banks – 0.6%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.897%, 7-20-26	24,780	24,780

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.647%, 2-28-25	36,855	35,565

Specialized Finance – 0.6%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	32,955	24,776
Lealand Finance Co. B.V., 0.000%, 6-30-24(D)(M)	123	98
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.146%, 6-30-24(D)	441	353
		25,227

Total Financials - 2.1%		85,572

Health Care

Health Care Facilities – 0.2%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	5,506	5,405
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps), 9.000%, 8-31-24	1,821	1,865
		7,270

Health Care Services – 2.2%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.647%, 4-30-25	39,355	38,335
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.188%, 6-26-26	50,948	50,630
		88,965

Pharmaceuticals – 0.2%
Concordia International Corp. (ICE LIBOR plus 550 bps), 6.500%, 9-6-24	8,342	8,138

Total Health Care - 2.6%		104,373

Industrials

Building Products – 0.5%
CP Atlas Buyer, Inc. (1-Month ICE LIBOR plus 450 bps), 5.250%, 11-23-27	21,798	21,825

Construction & Engineering – 0.1%
WaterBridge Midstream Operating LLC, 0.000%, 6-21-26(M)	1,477	1,264

WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	4,011	3,432
		4,696

Industrial Conglomerates – 1.8%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	73,990	74,083

Industrial Machinery – 2.1%
Form Technologies LLC, 0.000%, 1-28-22(M)	6,394	6,042
Form Technologies LLC (ICE LIBOR plus 325 bps), 4.250%, 1-28-22	15,841	14,970
Form Technologies LLC (ICE LIBOR plus 850 bps), 9.500%, 1-30-23(D)	75,652	63,358
		84,370

Total Industrials - 4.5%		184,974

Information Technology

Application Software – 1.0%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 8.000%, 9-19-25	9,720	9,757
Kronos Acquisition Holdings, Inc., 0.000%, 12-17-26(M)	28,898	28,862
Ultimate Software Group, Inc. (The) (ICE LIBOR plus 675 bps), 7.500%, 5-3-27	3,857	3,958
		42,577

Communications Equipment – 1.0%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.652%, 11-30-25	34,662	31,260
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.902%, 11-30-26	16,995	8,515
		39,775

Data Processing & Outsourced Services – 2.1%
Cardtronics USA, Inc. (ICE LIBOR plus 400 bps), 5.000%, 6-29-27	12,334	12,313
CommerceHub, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 12-2-27	14,423	14,405
CommerceHub, Inc. (1-Month ICE LIBOR plus 700 bps), 7.750%, 12-2-28	15,289	15,327
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	20,995	16,365
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	28,172	26,296
		84,706

Internet Services & Infrastructure – 0.6%
Informatica LLC, 7.125%, 2-25-25	24,325	24,708

IT Consulting & Other Services – 0.6%
Milano Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	25,397	25,355

Total Information Technology - 5.3%		217,121

Materials

Construction Materials – 0.8%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.147%, 5-31-25	34,267	34,080

Total Materials - 0.8%		34,080

TOTAL LOANS – 28.2%		$1,158,133
(Cost: $1,261,594)

SHORT-TERM SECURITIES	Shares

Money Market Funds(O) - 2.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(N)	5,693	5,693
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	102,842	102,842
		108,535

TOTAL SHORT-TERM SECURITIES – 2.6%		$108,535
(Cost: $108,535)

TOTAL INVESTMENT SECURITIES – 101.2%		$4,148,128
(Cost: $4,444,420)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2)%		(51,163)

NET ASSETS – 100.0%		$4,096,965

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Restricted securities. At December 31, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

ASG Warrant Corp.	5-31-18	20	$1,206	$–	*
BIS Industries Ltd.	12-22-17	19,683	1,852	118
EP Energy Corp.	10-1-20	127	2,455	4,460
Foresight Energy L.P.	6-30-20	1,117	21,917	18,459
Larchmont Resources LLC	12-8-16	18	6,189	733
Maritime Finance Co. Ltd.	9-19-13	1,750	25,496	5,239
New Cotai Participation Corp., Class B	9-29-20	20,316	194,452	99,376
Pinnacle Agriculture Enterprises LLC	3-10-17	130	22,291	–	*
Sabine Oil & Gas Corp.	12-7-16	5	233	75
Studio City International Holdings Ltd. ADR	8-5-20	934	14,538	11,090
Targa Resources Corp., 9.500%	10-24-17	47	52,454	50,621

			$343,083	$190,171

The total value of these securities represented 4.6% of net assets at December 31, 2020.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $2,144,322 or 52.3% of net assets.

(H)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	All or a portion of securities with an aggregate value of $5,546 are on loan.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(L)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Investment made with cash collateral received from securities on loan.

(O)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$112,382	$—	$99,376
Consumer Staples	—	—	—	*
Energy	7,365	4,460	26,005
Financials	—	—	5,239
Health Care	—	1,309	—

Industrials	—	—	118
Materials	—	742	—

Total Common Stocks	$119,747	$6,511	$130,738
Preferred Stocks	—	50,621	—
Warrants	161	—	—
Corporate Debt Securities	—	2,573,682	—
Loans	—	1,060,809	97,324
Short-Term Securities	108,535	—	—

Total	$228,443	$3,691,623	$228,062

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks		Loans

Beginning Balance 4-1-20	$14,392	$-	*	$277,146

Net realized gain (loss)	-	2		(2,616)

Net change in unrealized appreciation (depreciation)	(105,608)	-	*	(8,424)

Purchases	194,452	-		23,139

Sales	(1,239)	(2)		(97,170)

Amortization/Accretion of premium/discount	-	-		(1,083)

Transfers into Level 3 during the period	28,741	-		568

Transfers out of Level 3 during the period	-	-		(94,236)

Ending Balance 12-31-20	$130,738	$-		$97,324

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-20	$(105,608)	$-		$(17,395)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-20	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$99,376	Market approach	Illiquidity discount	10.00%
	18,459	Market approach	Illiquidity discount	30.00%
	6,813	Market approach	Broker quote	N/A
	5,239	Market approach	Adjusted book value multiple	1.00x
	733	Third-party valuation service	Broker quote	N/A
	118	Market approach	Adjusted EBITDA multiple	4.17x
Loans	97,324	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,444,420

Gross unrealized appreciation	164,731
Gross unrealized depreciation	(461,023)
Net unrealized depreciation	$(296,292)